Cover	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Entity File Number	001-37916
Entity Registrant Name	SRAX, Inc.
Entity Central Index Key	0001538217
Entity Tax Identification Number	45-2925231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1014 S. Westlake Blvd.
Entity Address, Address Line Two	Suite 14-29
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(323)
Local Phone Number	205-6109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	SRAX
Entity Emerging Growth Company	false